Condensed Consolidated Interim Statements of Operations and Other Comprehensive (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Expenses
Research and development	$ 1,330	$ 792	$ 2,876	$ 1,244
General and administrative expenses	2,000	376	4,047	897
Loss from operations	(3,330)	(1,168)	(6,923)	(2,141)
Change in fair value of warrant liability	15	59	384	59
Share of (loss) income in associate accounted for using equity method	(58)	(49)	(102)	391
(Loss) on equity issued at a discount		(1,333)		(1,333)
Gain on sale of marketable equity securities		72		72
(Loss) on extinguishment of notes payable		(223)		(223)
Interest (expense)	(7)	(47)	(41)	(169)
Loss before provision for income taxes	(3,380)	(2,689)	(6,682)	(3,344)
Income tax benefit	503		582
Net (loss)	(2,877)	(2,689)	(6,100)	(3,344)
Other comprehensive income (loss)
Unrealized (loss) on investment		(78)
Total comprehensive (loss) for period	(2,877)	(2,767)	(6,100)	(3,344)
Net (loss) income attributable to:
Owners of the Company	(2,975)	(2,455)	(6,041)	(3,151)
Non-controlling interest	98	(234)	(59)	(193)
Net (loss) income	(2,877)	(2,689)	(6,100)	(3,344)
Comprehensive (loss) income attributable to:
Owners of the Company	(2,975)	(2,533)	(6,041)	(3,151)
Total comprehensive (loss) income for year	$ (2,877)	$ (2,767)	$ (6,100)	$ (3,344)
(Loss) per share (Actual)
Basic and diluted	$ (0.22)	$ (0.21)	$ (0.47)	$ (0.28)
Weighted average shares outstanding
Basic and diluted	13,332	11,686	12,776	11,411